SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Antidilutive shares	351,056	333,526	392,124
Severance expenses	$ 860	$ 876	$ 607
Minimum [Member] | Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	4 years 6 months
Minimum [Member] | Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	4 years
Maximum [Member] | Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	13 years
Maximum [Member] | Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
capitalized software development costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	4 years
capitalized software development costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible Asset, Useful Life	5 years